SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 14 – SHAREHOLDERS’ EQUITY

The Company held a Special General Meeting on February 28, 2022, at which the Company’s shareholders adopted the Amended and Restated Articles of Association of the Company. The Company held its Annual General Meeting on April 12, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 50,000,000,000 ordinary shares from 12,500,000,000, no par value. The Company held a further Annual General Meeting on November 3, 2022, at which the Company’s shareholders approved an increase to the authorized share capital to 500,000,000,000 ordinary shares from 50,000,000,000, no par value (see Note 17). These ordinary shares are not redeemable and do not have any preemptive rights.

Holders of the Company’s ordinary shares have one vote for each ordinary share held on all matters submitted to a vote of shareholders at a shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of our board of directors, there is no reasonable concern that the distribution will prevent the Company from being able to meet the terms of our existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to our then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve our request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying existing and foreseeable obligations as they become due.

The Bank of New York Mellon, as depositary, has registered and delivered American Depositary Shares, also referred to as ADSs. Following an ADS ratio adjustment effective August 1, 2022, each ADS represents five thousand (5,000) ordinary shares (or a right to receive five thousand (5,000) ordinary shares). Each ADS will also represent any other securities, cash or other property which may be held by the depositary. ADSs may be held either (a) directly (1) by having an American Depositary Receipt, also referred to as an ADR, which is a certificate evidencing a specific number of ADSs or (2) by having uncertificated ADSs, or (b) indirectly by holding a security entitlement in ADSs through a broker or other financial institution that is a direct or indirect participant in The Depository Trust Company, also called DTC.

On August 9, 2022 the Company completed an offering (the “Offering”) of 11,050,000,000 ordinary shares represented by 2,210,000 ADSs at a purchase price of $5.00 per ADS and pre-funded warrants (the “Pre-Funded Warrants”) to purchase 5,750,000,000 ordinary shares represented by 1,150,000 ADSs at a per pre-funded warrant price of $4.9999, with each ADS and Pre-Funded Warrant accompanied by an ordinary warrant (the “Common Warrant”), for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $14.9 million. Each Common Warrant has an exercise price of $5.00 per ADS and expires on the fifth anniversary of the Closing Date. On the Closing Date, the holder of Pre-Funded Warrants sold in the Offering exercised its Pre-Funded Warrants in full.

In connection with the Offering, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors. The Purchase Agreement provided that for a period of 180 days following the closing of the Offering, the Company will not effect or enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement. Further, the Company has agreed in the Purchase Agreement not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs or ordinary shares or their equivalents, subject to certain exceptions, for a period of 90 days after the closing of the Offering. The Purchase Agreement also contained representations, warranties, indemnification and other provisions customary for transactions of this nature.

Warrants

The following table summarizes warrant activities during the year ended December 31, 2021 and the nine months ended September 30, 2022:

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2021	137,282	$55.39
Granted	5,385,374	11.21
Terminated	(232,349)	49.75
Exercised – Cashless and Pre Funded Warrants	(1,921,487)	—
Outstanding and exercisable at September 30, 2022	3,368,820	$5.35

As of September 30, 2022, outstanding warrants expire in 2024 and 2027, and have an intrinsic value of $0.